Expense Example, No Redemption - First Trust NASDAQ Clean Edge Green Energy Index Fund - First Trust NASDAQ Clean Edge Green Energy Index Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	61	192	335	750